Capital Management	12 Months Ended
Dec. 31, 2022
Disclosure of objectives, policies and processes for managing capital [abstract]
Capital Management [Text Block]

17. Capital Management

The Company's objective when managing capital is to safeguard the Company's ability to continue as a going concern in order to pursue business opportunities. In order to facilitate the management of its capital requirements, the Company prepares periodic budgets that are updated as necessary. The Company manages its capital structure and makes adjustments to it to effectively support the Company's objectives. In order to continue advancing its technology and to pay for general administrative costs, the Company will use its existing working capital and raise additional amounts as needed.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable. The Company considers shareholders' equity, CEBA loan payable, preference shares and working capital as components of its capital base. The Company can access or increase capital through the issuance of shares, and by sustaining cash reserves by reducing its capital and operational expenditure program. Management primarily funds the Company's expenditures by issuing share capital, rather than using capital sources that require fixed repayments of principal and/or interest. The Company is not subject to externally imposed capital requirements and does not have exposure to asset-backed commercial paper or similar products, with the exception of pooling and escrow shares which are subject to restrictions. The Company believes it will be able to raise additional equity capital as required, but recognizes the uncertainty attached thereto. The Company's investment policy is to hold cash in interest bearing bank accounts, which pay comparable interest rates to highly liquid short-term interest bearing investments with maturities of one year or less and which can be liquidated at any time without penalties. There has been no change in the Company's approach to capital management during the year-ended December 31, 2022.